Convertible Notes Payable (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	May 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Convertible notes
Proceeds from issuance of convertible notes	$ 11,000,000
Interest rate	7.00%			7.00%
Change in fair value of convertible debt	$ (260,630)
Interest expense	50,630	$ 43,435	$ 1,906	$ 44,735	$ 3,878
Convertible notes payable						$ 1,750,000
Accrued interest payable		50,630		50,630		$ 19,072
Convertible Notes issued	$ 500,000,000	$ 11,000,000		$ 11,000,000
Conversion in common shares				4,433,122